Great-West Funds, Inc.

8515 East Orchard Road

Greenwood Village, CO 80111

September 9, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Great-West Funds, Inc.

Post-Effective Amendment No. 173 to Registration Statement on Form N-1A

File Nos. 2-75503, 811-03364

Commissioners:

Filed herewith is post-effective amendment no. 173 (“Amendment No. 173”) to the above-referenced registration statement filed on behalf of Great-West Funds, Inc. pursuant to Rule 485(b) under the Securities Act of 1933 (the “Amendment”).

The Amendment, filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, is for the purpose of submitting exhibits containing interactive data format risk/return summary information for the Funds that mirrors the risk/return summary information contained in the Registration Statement dated August 28, 2020. As noted on the facing page of the Amendment, it is to become effective immediately.

Please direct any questions or comments regarding Amendment No. 173 to me at (303) 737-4675.

Sincerely,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Vice President, Counsel & Secretary

Enclosures